Goodwill, Software and Other Intangible Assets - Schedule of Carrying Amount of Indefinite-lived Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning of year	$ 1,978
Balance at end of year	1,945	$ 1,978
Contract-based [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning of year	116	116
Foreign currency translation adjustments	0	0
Balance at end of year	116	116
Brand names [member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning of year	25	26
Foreign currency translation adjustments	1	(1)
Balance at end of year	26	25
Indefinite Life Intangible Assets [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning of year	141	142
Foreign currency translation adjustments	1	(1)
Balance at end of year	$ 142	$ 141